Schedule of Investments Municipal Fund Inc.^

(Unaudited) January 31, 2022

Principal Amount		Value
Municipal Notes 163.5%
American Samoa 0.7%
$1,700,000	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/2029	$1,924,971
Arizona 3.7%
4,000,000	Arizona Hlth. Fac. Au. Rev. (Banner Hlth.), Ser. 2015-C, (LOC: Bank of America N.A.), 0.12%, due 1/1/2046	4,000,000	(a)
500,000	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.), Ser. 2016, 5.00%, due 7/1/2036	550,163	(b)
985,000	Maricopa Co. Ind. Dev. Au. Sr. Living Facs. Rev. (Christian Care Surprise, Inc. Proj.), Ser. 2016, 5.00%, due 1/1/2026	973,607	(b)
2,250,000	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/2025	2,421,280	(b)
1,385,000	Phoenix Ind. Dev. Au. Ed. Rev. (Great Hearts Academies Proj.), Ser. 2014, 3.75%, due 7/1/2024	1,422,656
395,000	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A, 5.13%, due 7/1/2036	383,812
400,000	Phoenix-Mesa Gateway Arpt. Au. Spec. Fac. Rev. (Mesa Proj.), Ser. 2012, 5.00%, due 7/1/2024	407,026
		10,158,544
California 33.3%
1,000,000	California Hlth. Facs. Fin. Au. Rev. (Children's Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/2026	1,029,485
1,325,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Rev. (King City Joint Union High Sch.), Ser. 2010, 5.13%, due 8/15/2024	1,327,512
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.)
465,000	Ser. 2014, 5.00%, due 7/1/2024	485,885	(b)
630,000	Ser. 2014, 5.13%, due 7/1/2029	671,545	(b)
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.)
455,000	Ser. 2014, 5.00%, due 7/1/2024	477,107
430,000	Ser. 2014, 5.13%, due 7/1/2029	460,978
500,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/2031	557,235	(b)
570,000	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	637,332	(b)
585,000	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.00%, due 1/1/2026	619,252
2,000,000	California Muni. Fin. Au. Std. Hsg. Rev. (CHF-Davis I, LLC-West Village Std. Hsg. Proj.), Ser. 2018, 5.00%, due 5/15/2051	2,303,210
1,000,000	California Muni. Fin. Au. Std. Hsg. Rev. (CHF-Davis II, LLC, Green Bond-Orchard Park Std. Hsg. Proj.), Ser. 2021, (BAM Insured), 3.00%, due 5/15/2054	1,003,919
1,300,000	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A, 5.00%, due 7/1/2030	1,432,426	(b)
	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev.
2,155,000	Ser. 2016-A, 2.90%, due 6/1/2028	2,224,134
2,450,000	Ser. 2016-A, 2.95%, due 12/1/2028	2,529,038
470,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	211,500	(b)(c)
2,000,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Calplant I Green Bond Proj.), Ser. 2019, 7.50%, due 12/1/2039	49,988	(b)(c)
1,855,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	1,381,312	(b)
4,430,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/2027	4,736,898	(b)
3,000,000	California Statewide CDA Multi-Family Hsg. Rev. (Irvine Apt. Comm. LP), Ser. 2001-W-1, (LOC: Wells Fargo Bank N.A.), 0.13%, due 8/1/2034	3,000,000	(a)

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
$4,000,000	Deutsche Bank Spears/Lifers Trust Rev., Ser. 2021-DBE-8081, (LOC: Deutsche Bank AG), 0.46%, due 10/1/2058	$4,000,000	(a)(b)
1,000,000	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref., Ser. 2018-A-2, 5.00%, due 6/1/2047 Pre-Refunded 6/1/2022	1,015,064
2,000,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025	2,369,600
590,000	La Verne Cert. of Participation Ref. (Brethren Hillcrest Homes), Ser. 2014, 5.00%, due 5/15/2029 Pre-Refunded 5/15/2022	603,551
2,250,000	Los Angeles Reg. Arpt. Imp. Corp. Lease Rev. Ref. (Laxfuel Corp.), Ser. 2012, 4.50%, due 1/1/2027	2,277,634
3,620,000	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 2005-B, (AGM Insured), 0.00%, due 8/1/2024	3,508,576
5,750,000	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2009-E, (Assured Guaranty Insured), 5.50%, due 8/1/2029	7,059,198
5,000,000	Redondo Beach Unified Sch. Dist. G.O., Ser. 2009, 6.38%, due 8/1/2034	6,064,714
4,000,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/2026	4,722,810
2,000,000	San Bernardino Comm. College Dist. G.O. Cap. Appreciation (Election), Ser. 2009-B, 6.38%, due 8/1/2034 Pre-Refunded 8/1/2024	2,259,917
6,000,000	San Mateo Foster City Sch. Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2010-A, 0.00%, due 8/1/2032	7,011,606	(d)
1,540,000	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013, 5.00%, due 8/1/2026	1,568,807
2,040,000	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/2025	2,163,501
150,000	Tender Option Bond Trust Receipts/Certificates, Ser. 2020, (LOC: Mizuho Cap. Markets LLC), 0.19%, due 7/1/2032	150,000	(a)(b)
9,070,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 6.88%, due 8/1/2037	12,429,862
5,095,000	Victor Valley Joint Union High Sch. Dist. G.O. Cap. Appreciation Bonds, Ser. 2009, (Assured Guaranty Insured), 0.00%, due 8/1/2026	4,733,114
3,000,000	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/2036	3,315,796	(e)
		90,392,506
Colorado 3.2%
	Colorado Ed. & Cultural Facs. Au. Rev. (Charter Sch.- Atlas Preparatory Sch. Proj.)
1,050,000	Ser. 2015, 4.50%, due 4/1/2025	1,072,001	(b)
1,000,000	Ser. 2015, 5.13%, due 4/1/2035	1,033,068	(b)
1,350,000	Ser. 2015, 5.25%, due 4/1/2045	1,384,667	(b)
750,000	Colorado Ed. & Cultural Facs. Au. Rev. Ref., Ser. 2014, 4.50%, due 11/1/2029	790,143
2,550,000	Plaza Metro. Dist. Number 1 Tax Allocation Rev., Ser. 2013, 4.00%, due 12/1/2023	2,589,202	(b)
5,866,666	Villages at Castle Rock Co. Metro. Dist. Number 6 (Cabs - Cobblestone Ranch Proj.), Ser. 2007-2, 0.00%, due 12/1/2037	1,915,147
		8,784,228
Connecticut 0.3%
750,000	Hamden G.O., Ser. 2013, (AGM Insured), 3.13%, due 8/15/2025	771,106
District of Columbia 1.1%
1,615,000	Dist. of Columbia HFA Rev. (Capitol Hill Towers Proj.), Ser. 2011, (Fannie Mae Insured), 4.10%, due 12/1/2026	1,618,617
650,000	Dist. of Columbia Rev. (Friendship Pub. Charter Sch.), Ser. 2012, 3.55%, due 6/1/2022	656,574
650,000	Dist. of Columbia Std. Dorm. Rev. (Provident Group-Howard Prop.), Ser. 2013, 5.00%, due 10/1/2045	663,476
		2,938,667

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
Florida 8.2%
$800,000	Cap. Trust Agcy. Sr. Living Rev. (H-Bay Ministries, Inc. Superior Residences-Third Tier), Ser. 2018-C, 7.50%, due 7/1/2053	$28,000	(b)(c)
1,000,000	Cityplace Comm. Dev. Dist. Spec. Assessment Rev. Ref., Ser. 2012, 5.00%, due 5/1/2026	1,090,311
	Florida Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc.)
110,000	Ser. 2012-A, 5.50%, due 6/15/2022	111,468	(b)
3,120,000	Ser. 2013-A, 6.75%, due 12/15/2027 Pre-Refunded 6/15/2023	3,366,321
1,750,000	Ser. 2014-A, 5.75%, due 6/15/2029	1,886,294
1,075,000	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/2036	1,103,616
1,200,000	Florida Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.38%, due 6/1/2046	840,000	(b)(c)
100,000	Greater Orlando Aviation Au. Arpt. Facs. Ref. Rev. (JetBlue Airways Corp. Proj.), Ser. 2013, 5.00%, due 11/15/2036	103,412
9,000,000	Hillsborough Co. Ind. Dev. Au. Hosp. Rev. (Tampa General Hosp. Proj.), Ser. 2020-A, 3.50%, due 8/1/2055	9,395,093
1,135,000	Lakeland Ed. Facs. Rev. Ref. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/2027	1,158,129
1,200,000	St. Lucie Co. PCR Rev. Ref. (Florida Pwr. & Lt. Co. Proj.), Ser. 2000, 0.10%, due 9/1/2028	1,200,000	(a)
870,000	Village Comm. Dev. Dist. Number 11 Spec. Assessment Rev., Ser. 2014, 4.13%, due 5/1/2029	889,927
980,000	Village Comm. Dev. Dist. Number 13 Spec. Assessment Rev., Ser. 2019, 3.70%, due 5/1/2050	1,013,660
		22,186,231
Georgia 0.6%
2,000,000	DeKalb Co. Hsg. Au. Sr. Living Rev. Ref. (Baptist Retirement Comm. of Georgia Proj.), Ser. 2019-A, 5.13%, due 1/1/2049	1,632,916	(b)
Hawaii 2.8%
5,200,000	Hawaii St. Arpt. Sys. Ref. Rev., Ser. 2011, 4.13%, due 7/1/2024	5,210,706
2,250,000	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. (Hawaiian Elec. Co., Inc. - Subsidiary), Ser. 2019, 3.50%, due 10/1/2049	2,309,559
		7,520,265
Illinois 19.9%
5,705,000	Berwyn G.O., Ser. 2013-A, 5.00%, due 12/1/2027	5,936,062
	Chicago G.O.
250,000	Ser. 2002-2002B, 5.13%, due 1/1/2027	275,035
2,000,000	Ser. 2002-B, 5.00%, due 1/1/2025	2,190,097
1,000,000	Ser. 2019-A, 5.00%, due 1/1/2044	1,140,078
	Chicago Ref. G.O.
1,000,000	Ser. 2005-D, 5.50%, due 1/1/2040	1,106,438
700,000	Ser. 2014-A, 5.00%, due 1/1/2027	746,895
3,000,000	Ser. 2017-A, 6.00%, due 1/1/2038	3,519,734
3,000,000	Ser. 2021-A, 4.00%, due 1/1/2035	3,279,638
	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim)
1,350,000	Ser. 2013-C, 5.45%, due 12/1/2030	1,463,704
1,960,000	Ser. 2013-C, 5.50%, due 12/1/2031	2,126,859
1,560,000	Illinois Fin. Au. Ref. Rev. (Presence Hlth. Network Obligated Group), Ser. 2016-C, 5.00%, due 2/15/2031	1,820,748
2,000,000	Illinois Fin. Au. Rev. Ref. (Northwestern Mem. Hlth. Care Obligated Group), Ser. 2017-A, 4.00%, due 7/15/2047	2,233,497
1,905,000	Illinois Sports Facs. Au. Cap. Appreciation Rev. (St. Tax Supported), Ser. 2001, (AMBAC Insured), 0.00%, due 6/15/2026	1,756,556

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
	Illinois St. G.O.
$3,900,000	Ser. 2012, 4.00%, due 8/1/2025	$3,956,716
1,000,000	Ser. 2013, 5.00%, due 7/1/2023	1,054,965
5,200,000	Ser. 2017-D, 5.00%, due 11/1/2028	5,996,478
4,250,000	Illinois St. G.O. Ref., Ser. 2016, 5.00%, due 2/1/2024	4,562,836
	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.)
945,000	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2027	1,010,619
1,375,000	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2028	1,469,045
715,000	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2029	763,159
	Univ. of Illinois (Hlth. Svc. Facs. Sys.)
2,725,000	Ser. 2013, 5.00%, due 10/1/2027	2,871,933
2,875,000	Ser. 2013, 5.75%, due 10/1/2028	3,067,105
1,500,000	Upper Illinois River Valley Dev. Au. Rev. Ref. (Cambridge Lakes Learning Ctr.), Ser. 2017-A, 5.25%, due 12/1/2047	1,582,780	(b)
		53,930,977
Indiana 0.1%
295,000	Valparaiso Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2013, 5.88%, due 1/1/2024	312,264
Iowa 0.8%
	Iowa St. Higher Ed. Loan Au. Rev. (Des Moines Univ. Proj.)
1,105,000	Ser. 2020, 5.00%, due 10/1/2028	1,305,522
775,000	Ser. 2020, 4.00%, due 10/1/2045	845,660
		2,151,182
Kentucky 0.5%
1,350,000	Ashland City, Kentucky Med. Ctr. Ref. Rev. (Ashland Hosp. Corp. DBA Kings Daughter Med. Ctr.), Ser. 2019, (AGM Insured), 3.00%, due 2/1/2040	1,372,237
Louisiana 2.2%
1,715,000	Louisiana Local Gov't Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr. Proj.), Ser. 2017-A, 5.75%, due 2/1/2032	1,837,695	(b)
775,000	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/2028	817,186
700,000	Louisiana St. Local Gov’t Env. Facs. & Comm. Dev. Au. Rev. (Lafourche Parish Gomesa Proj.), Ser. 2019, 3.95%, due 11/1/2043	733,783	(b)
1,655,000	St. Charles Parish Gulf Zone Opportunity Rev. (Valero Energy Corp.), Ser. 2010, 4.00%, due 12/1/2040 Putable 6/1/2022	1,673,416
800,000	St. John the Baptist Parish LA Rev. Ref. (Marathon Oil Corp. Proj.), Subser. 2017-A-1, 2.00%, due 6/1/2037 Putable 4/1/2023	808,206
		5,870,286
Maine 0.4%
1,200,000	Maine St. Fin. Au. (Green Bond-Go Lab Madison, LLC Proj,), Ser. 2021, 8.00%, due 12/1/2051	1,171,874	(b)
Massachusetts 1.5%
	Massachusetts St. Dev. Fin. Agcy. Rev. (Milford Reg. Med. Ctr.)
200,000	Ser. 2014-F, 5.00%, due 7/15/2024	210,255
415,000	Ser. 2014-F, 5.00%, due 7/15/2025	435,605
200,000	Ser. 2014-F, 5.00%, due 7/15/2026	209,661
190,000	Ser. 2014-F, 5.00%, due 7/15/2027	198,936
150,000	Ser. 2014-F, 5.00%, due 7/15/2028	156,848
	Massachusetts St. Ed. Fin. Au. Rev.
730,000	Ser. 2011-J, 5.00%, due 7/1/2023	730,890
1,065,000	Ser. 2012-J, 4.70%, due 7/1/2026	1,067,219
1,120,000	Ser. 2013-K, 4.50%, due 7/1/2024	1,136,941
		4,146,355

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value

Michigan 6.3%
	City of Detroit MI G.O.
$3,000,000	Ser. 2021-A, 5.00%, due 4/1/2046	$3,498,736
3,850,000	Ser. 2021-A, 5.00%, due 4/1/2050	4,467,734
1,500,000	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A, (AGM Insured), 5.00%, due 7/1/2048	1,614,111
	Michigan St. Hsg. Dev. Au. Rev.
1,935,000	Ser. 2016-C, 2.05%, due 12/1/2022	1,949,267
1,835,000	Ser. 2016-C, 2.15%, due 6/1/2023	1,853,223
2,500,000	Michigan St. Strategic Fund Ltd. Oblig. Rev. (Green Bond-Recycled Board Machine Proj.), Ser. 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	2,730,847
750,000	Michigan St. Strategic Fund Ltd. Oblig. Rev. (Improvement Proj.), Ser. 2018, 5.00%, due 6/30/2048	862,218
100,000	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/2035	100,075
		17,076,211
Minnesota 0.2%
400,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Metro Deaf Sch. Proj.), Ser. 2018-A, 5.00%, due 6/15/2038	424,783	(b)
Mississippi 0.8%
1,700,000	Mississippi Dev. Bank Spec. Oblig. (Jackson Co. Gomesa Proj.), Ser. 2021, 3.63%, due 11/1/2036	1,611,219	(b)
565,000	Mississippi St. Bus. Fin. Corp. Rev. Ref. (Sys. Energy Res., Inc. Proj.), Ser. 2019, 2.50%, due 4/1/2022	567,775
		2,178,994
Nevada 0.5%
	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy)
850,000	Ser. 2015-A, 4.00%, due 12/15/2025	883,410	(b)
500,000	Ser. 2015-A, 5.13%, due 12/15/2045	538,147	(b)
		1,421,557
New Hampshire 0.3%
750,000	Nat'l Fin. Au. Rev. (Green Bond), Ser. 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	771,057	(b)
New Jersey 10.4%
1,325,000	New Jersey Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/2023	1,363,384
1,230,000	New Jersey Econ. Dev. Au. Rev. (Sch. Facs. Construction), Ser. 2019-LLL, 5.00%, due 6/15/2028	1,461,570
	New Jersey Econ. Dev. Au. Rev. (The Goethals Bridge Replacement Proj.)
500,000	Ser. 2013, 5.25%, due 1/1/2025	538,039
500,000	Ser. 2013, 5.50%, due 1/1/2026	540,396
	New Jersey Econ. Dev. Au. Rev. (United Methodist Homes of New Jersey Obligated Group)
1,420,000	Ser. 2013, 3.50%, due 7/1/2024	1,441,963
1,470,000	Ser. 2013, 3.63%, due 7/1/2025	1,491,170
1,520,000	Ser. 2013, 3.75%, due 7/1/2026	1,541,544
765,000	Ser. 2013, 4.00%, due 7/1/2027	776,559
1,145,000	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2012-1A, 4.38%, due 12/1/2026	1,171,621

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
	New Jersey St. Econ. Dev. Au. Sch. Rev. (Beloved Comm. Charter, Sch., Inc. Proj.)
$1,105,000	Ser. 2019-A, 5.00%, due 6/15/2049	$1,173,576	(b)
725,000	Ser. 2019-A, 5.00%, due 6/15/2054	768,076	(b)
8,250,000	New Jersey St. Trans. Trust Fund Au., Ser. 2019-BB, 4.00%, due 6/15/2050	8,906,998
	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref.
1,250,000	Ser. 2018-A, 5.00%, due 12/15/2036	1,464,505
4,000,000	Ser. 2018-A, 4.25%, due 12/15/2038	4,448,468
1,000,000	Ser. 2018-A, (BAM Insured), 4.00%, due 12/15/2037	1,112,270
		28,200,139
New Mexico 0.5%
	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr. Lien Rev. (Gross Receipts Tax Increment Bond)
443,000	Ser. 2015, 5.25%, due 5/1/2025	447,973	(b)
1,000,000	Ser. 2015, 5.75%, due 5/1/2030	1,011,163	(b)
		1,459,136
New York 22.4%
225,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.), Ser. 2017-A, 5.00%, due 6/1/2035	245,235
625,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park), Ser. 2015, 5.00%, due 11/15/2029	695,681
1,345,000	Build NYC Res. Corp. Ref. Rev. (New York Law Sch. Proj.), Ser. 2016, 4.00%, due 7/1/2045	1,432,858
	Build NYC Res. Corp. Rev.
1,100,000	Ser. 2014, 5.00%, due 11/1/2024	1,201,035
835,000	Ser. 2014, 5.25%, due 11/1/2029	908,334
975,000	Ser. 2014, 5.50%, due 11/1/2044	1,051,882
250,000	Build NYC Res. Corp. Rev. (Metro. Lighthouse Charter Sch. Proj.), Ser. 2017-A, 5.00%, due 6/1/2047	272,174	(b)
825,000	Build NYC Res. Corp. Rev. (New Dawn Charter Sch. Proj.), Ser. 2019, 5.75%, due 2/1/2049	879,414	(b)
	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. for Int'l Cultures and the Arts)
205,000	Ser. 2013-A, 3.88%, due 4/15/2023	208,222
1,450,000	Ser. 2013-A, 5.00%, due 4/15/2043	1,486,021
620,000	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.), Ser. 2014, 4.50%, due 1/1/2025	657,178	(b)
	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.)
700,000	Ser. 2014, 5.00%, due 7/1/2023	737,576
735,000	Ser. 2014, 5.00%, due 7/1/2024	793,454
390,000	Ser. 2018, 5.00%, due 7/1/2030	456,167
1,400,000	Jefferson Co. IDA Solid Waste Disp. Rev. (Green Bond-Reenergy Black River LLC Proj.), Ser. 2014, 5.25%, due 1/1/2024	1,362,307	(b)
4,000,000	Metro. Trans. Au. Rev., Subser. 2012-G-1, (LOC: Barclays Bank PLC), 0.12%, due 11/1/2032	4,000,000	(a)
	Metro. Trans. Au. Rev. (Green Bond)
8,500,000	Ser. 2020-D-3, 4.00%, due 11/15/2049	9,106,921
3,000,000	Ser. 2020-D-3, 4.00%, due 11/15/2050	3,212,068
5,000,000	New York City IDA Rev. (Yankee Stadium Proj.), Ser. 2020, 3.00%, due 3/1/2049	5,005,082
6,150,000	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Generation Rev. Bonds), Ser. 2010-DD-2, (LOC: JP Morgan Chase Bank N.A.), 0.12%, due 6/15/2043	6,150,000	(a)
2,200,000	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Subser. 2016-E-4, (LOC: JP Morgan Chase Bank N.A.), 0.12%, due 2/1/2045	2,200,000	(a)
500,000	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014-2, 5.38%, due 11/15/2040	545,350	(b)

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
$100,000	New York St. Dorm. Au. Rev. (Rockefeller Univ.), Ser. 2008-A, (LOC: JP Morgan Chase Bank N.A.), 0.06%, due 7/1/2039	$100,000	(a)
3,200,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/2028 Pre-Refunded 7/1/2023	3,389,008
2,300,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Montefiore Oblig. Group), Ser. 2018-A, 5.00%, due 8/1/2035	2,706,582
2,000,000	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%, due 4/1/2027	2,045,212
1,000,000	New York St. Trans. Dev. Corp. Fac. Rev. (Empire St. Thruway Svc. Areas Proj.), Ser. 2021, 4.00%, due 4/30/2053	1,098,029
2,000,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.), Ser. 2018, 5.00%, due 1/1/2033	2,308,008
550,000	Newburgh G.O. (Deficit Liquidation), Ser. 2012-B, 5.00%, due 6/15/2022	557,896
1,435,000	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/2023 Pre-Refunded 5/1/2022	1,451,094
1,155,000	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 4.25%, due 11/1/2026	1,206,321
2,000,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/2028	2,147,079
500,000	Westchester Co. Local Dev. Corp. Rev. (Purchase Sr. Learning Comm., Inc. Proj.), Ser. 2021-A, 5.00%, due 7/1/2056	523,294	(b)
600,000	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/2030	595,525	(b)
		60,735,007
North Carolina 3.0%
3,800,000	North Carolina HFA Homeownership Ref. Rev., Ser. 2020-45, (GNMA/FNMA/FHLMC Insured), 2.20%, due 7/1/2040	3,589,926
855,000	North Carolina Med. Care Commission Hlth. Care Facs. Rev. (Lutheran Svc. For Aging, Inc.), Ser. 2012-A, 4.25%, due 3/1/2024 Pre-Refunded 3/1/2022	857,600
	North Carolina Med. Care Commission Retirement Facs. Rev.
735,000	Ser. 2013, 5.13%, due 7/1/2023	764,031
2,000,000	Ser. 2020-A, 4.00%, due 9/1/2050	2,107,287
700,000	North Carolina Med. Care Commission Retirement Facs. Rev. (Twin Lakes Comm.), Ser. 2019-A, 5.00%, due 1/1/2049	772,488
		8,091,332
Ohio 6.8%
11,190,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, 5.00%, due 6/1/2055	12,299,928

1,000,000	Jefferson Co. Port Econ. Dev. Au. Rev. (JSW Steel USA, Ohio, Inc. Proj.), Ser. 2021, 3.50%, due 12/1/2051	960,485	(b)
500,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC), Ser. 2019, 5.00%, due 7/1/2049	554,096	(b)
1,000,000	Ohio St. Air Quality Dev. Au. Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2014-B, 2.60%, due 6/1/2041 Putable 10/1/2029	1,037,432
3,500,000	Port Au. of Greater Cincinnati Dev. Rev. (Convention Ctr. Hotel Acquisition and Demolition Proj.), Ser. 2020-A, 3.00%, due 5/1/2023	3,506,250
		18,358,191
Oklahoma 1.1%
2,000,000	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.00%, due 8/15/2033	2,363,900
	Tulsa Arpt. Imp. Trust Ref. Rev.
250,000	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/2024	271,242
400,000	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/2025 Pre-Refunded 6/1/2024	434,567
		3,069,709

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
Oregon 0.0%(f)
$30,000	Oregon St. Hsg. & Comm. Svc. Dept. Multi-Family Rev., Ser. 2012-B, (FHA/GNMA/FNMA/FHLMC Insured), 3.50%, due 7/1/2027	$30,151
Pennsylvania 5.7%
	Indiana Co. Ind. Dev. Au. Rev. (Std. Cooperative Assoc., Inc.)
500,000	Ser. 2012, 3.50%, due 5/1/2025	502,510
350,000	Ser. 2012, 3.60%, due 5/1/2026	351,829
2,830,000	Lancaster Co. Hosp. Au. Ref. Rev. (Hlth. Centre-Landis Homes Retirement Comm. Proj.), Ser. 2015-A, 4.25%, due 7/1/2030	2,989,141
1,250,000	Lancaster Ind. Dev. Au. Rev. (Garden Spot Village Proj.), Ser. 2013, 5.38%, due 5/1/2028 Pre-Refunded 5/1/2023	1,321,030
3,430,000	Norristown Area Sch. Dist. Cert. of Participation (Installment Purchase), Ser. 2012, 4.50%, due 4/1/2027 Pre-Refunded 4/1/2022	3,451,768
2,625,000	Pennsylvania Econ. Dev. Fin. Au. Exempt Facs. Rev. Ref. (Amtrak Proj.), Ser. 2012-A, 5.00%, due 11/1/2024	2,705,086
2,350,000	Pennsylvania Econ. Dev. Fin. Au. Rev. Ref. (Tapestry Moon Sr. Hsg. Proj.), Ser. 2018-A, 6.75%, due 12/1/2053	940,000	(b)(c)
3,000,000	Pennsylvania St. Turnpike Commission Turnpike Rev., Subser. 2019-A, 4.00%, due 12/1/2049	3,303,281
		15,564,645
Puerto Rico 6.7%
16,373,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	18,199,022
Rhode Island 1.1%
3,045,000	Rhode Island St. Hsg. & Mtge. Fin. Corp. Rev. (Homeownership Opportunity), Ser. 2020-73-A, 2.30%, due 10/1/2040	2,876,336
South Carolina 1.4%
1,480,000	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-A, 7.75%, due 10/1/2057	1,627,443
2,325,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/2038	1,924,861	(b)
750,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Repower South Berkeley LLC Proj.), Ser. 2017, 6.25%, due 2/1/2045	300,000	(b)(c)
		3,852,304
Tennessee 0.8%
2,000,000	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.), Ser. 2006-A, 5.25%, due 9/1/2023	2,126,284
Texas 4.7%
250,000	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/2045	268,346
	Arlington Higher Ed. Fin. Corp. Rev. (Universal Academy)
340,000	Ser. 2014-A, 5.88%, due 3/1/2024	352,969
1,000,000	Ser. 2014-A, 6.63%, due 3/1/2029	1,075,493
730,000	Austin Comm. College Dist. Pub. Fac. Corp. Lease Rev., Ser. 2018-C, 4.00%, due 8/1/2042	794,446
750,000	Central Texas Reg. Mobility Au. Sr. Lien Ref. Rev., Ser. 2020-E, 5.00%, due 1/1/2045	889,966
165,000	Clifton Higher Ed. Fin. Corp. Rev. (Uplift Ed.), Ser. 2013-A, 3.10%, due 12/1/2022	167,520
250,000	Dallas Co. Flood Ctrl. Dist. Number 1 Ref. G.O., Ser. 2015, 5.00%, due 4/1/2028	254,242	(b)
2,000,000	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-B, 4.75%, due 11/1/2042	2,049,496
1,000,000	Harris Co. Cultural Ed. Facs. Fin. Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.), Ser. 2013-B, 5.75%, due 1/1/2028	1,036,834

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
	Houston Higher Ed. Fin. Corp. Rev. (Cosmos Foundation)
$85,000	Ser. 2012-A, 4.00%, due 2/15/2022	$85,113
1,000,000	Ser. 2012-A, 5.00%, due 2/15/2032 Pre-Refunded 2/15/2022	1,001,691
	New Hope Cultural Ed. Facs. Fin. Corp. Rev. (Beta Academy)
545,000	Ser. 2019, 5.00%, due 8/15/2039	573,877	(b)
520,000	Ser. 2019, 5.00%, due 8/15/2049	544,431	(b)
1,225,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A, 7.25%, due 12/1/2053	904,759	(c)
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park Carriage), Ser. 2016-C, 5.50%, due 7/1/2046	250,000
1,250,000	Texas Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (North Tarrant Express Managed Lanes Proj.), Ser. 2019-A, 4.00%, due 12/31/2039	1,399,495
1,000,000	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Segment 3C Proj.), Ser. 2019, 5.00%, due 6/30/2058	1,159,349
		12,808,027
Utah 2.9%
	Salt Lake City Arpt. Rev.
1,000,000	Ser. 2017-A, 5.00%, due 7/1/2042	1,155,626
2,000,000	Ser. 2017-A, 5.00%, due 7/1/2047	2,311,347
1,000,000	Ser. 2018-A, 5.00%, due 7/1/2043	1,172,692
3,000,000	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svc., Inc.), Ser. 2001, (AMBAC Insured), 5.40%, due 2/15/2028	3,336,515
30,000	Utah Hsg. Corp. Single Family Mtge. Rev., Ser. 2011-A2, Class I, 5.45%, due 7/1/2022	30,065
		8,006,245
Vermont 1.5%
	Vermont Std. Assist. Corp. Ed. Loan Rev.
135,000	Ser. 2013-A, 4.25%, due 6/15/2024	136,203
315,000	Ser. 2013-A, 4.35%, due 6/15/2025	317,735
470,000	Ser. 2013-A, 4.45%, due 6/15/2026	473,974
155,000	Ser. 2013-A, 4.55%, due 6/15/2027	156,275
1,800,000	Ser. 2014-A, 5.00%, due 6/15/2024	1,942,079
895,000	Ser. 2015-A, 4.13%, due 6/15/2027	927,067
		3,953,333
Virginia 0.1%
185,000	Fairfax Co. Econ. Dev. Au. Residential Care Fac. Rev. (Vinson Hall LLC), Ser. 2013-A, 4.00%, due 12/1/2022	190,085
Washington 3.9%
6,700,000	Vancouver Downtown Redev. Au. Rev. (Conference Ctr. Proj.), Ser. 2013, 4.00%, due 1/1/2028	6,957,327
1,000,000	Washington St. Econ. Dev. Fin. Au. Env. Facs. Rev. (Green Bond), Ser. 2020-A, 5.63%, due 12/1/2040	1,151,967	(b)
790,000	Washington St. Hlth. Care Fac. Au. Rev. Ref. (Virginia Mason Med. Ctr.), Ser. 2017, 5.00%, due 8/15/2026	898,599
1,485,909	Washington St. Hsg. Fin. Commission, Ser. 2021-A-1, 3.50%, due 12/20/2035	1,570,534
		10,578,427
Wisconsin 1.6%
870,000	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory, Inc.), Ser. 2015, 4.95%, due 3/1/2030	938,073	(b)
200,000	Pub. Fin. Au. Ed. Rev. (Resh Triangle High Sch. Proj.), Ser. 2015-A, 5.38%, due 7/1/2035	214,626	(b)
1,115,000	Pub. Fin. Au. Rev. Ref. (Roseman Univ. Hlth. Sciences Proj.), Ser. 2015, 5.00%, due 4/1/2025	1,176,673

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
$2,000,000	Pub. Fin. Au. Sr. Rev. (Wonderful Foundations Charter Sch. Portfolio Proj.), Ser. 2020-A-1, 5.00%, due 1/1/2055	$2,121,084	(b)
		4,450,456
Wyoming 1.5%
4,000,000	Sweetwater Co. Wyoming Env. Imp. Rev. Ref. (PacifiCorp Proj.), Ser. 1995, 0.14%, due 11/1/2025	4,000,000	(a)

	Total Investments 163.5% (Cost $416,186,889)	443,686,040
	Liabilities Less Other Assets (0.7)%	(1,852,131)
	Liquidation Preference of Variable Rate Municipal Term Preferred Shares (net of unamortized deferred offering costs of $2,304) (62.8)%	(170,397,696)
	Net Assets Applicable to Common Stockholders 100.0%	$271,436,213

(a)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2022.
(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2022, these securities amounted to $55,219,013, which represents 20.3% of net assets applicable to common stockholders of the Fund.
(c)	Defaulted security.
(d)	Currently a zero coupon security; will convert to 6.13% on August 1, 2023.
(e)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
(f)	Represents less than 0.05% of net assets applicable to common stockholders of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$443,686,040	$—	$443,686,040
Total Investments	$—	$443,686,040	$—	$443,686,040

(a)	The Schedule of Investments provides a categorization by state/territory.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

January 31, 2022

Notes to Schedule of Investments Neuberger Berman Municipal Fund Inc.
(Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Municipal Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund's Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating this guidance.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Notes to Schedule of Investments Neuberger Berman Municipal Fund Inc.
(Unaudited) (cont’d)

Other matters:

Russia’s Invasion of Ukraine: Russia’s invasion of the Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of a Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.